Net Income/(Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2018
Net Income/(Loss) per Share
Computation of basic and diluted net income/(loss) per share

The following table sets forth the computation of basic and diluted net income/(loss) per share for the years indicated (amounts in thousands, except for number of shares (or ADSs) and per share (or ADS) data):

	For the Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Net income/(loss) per Class A and Class B ordinary share - basic:
Numerator:
Net income/(loss) attributable to Phoenix New Media Limited	80,611	37,472	(63,222)	(9,195)
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	571,298,943	573,096,266	580,516,101	580,516,101
Weighted average number of contingently issuable shares	2,222,593	1,690,621	568,352	568,352
Denominator used in computing net income/(loss) per share — basic	573,521,536	574,786,887	581,084,453	581,084,453
Net income/(loss) per Class A and Class B ordinary share — basic	0.14	0.07	(0.11)	(0.02)
Net income/(loss) per Class A and Class B ordinary share - diluted:
Numerator:
Net income/(loss) attributable to Phoenix New Media Limited	80,611	37,472	(63,222)	(9,195)
Denominator:
Denominator used in computing net income/(loss) per share — basic	573,521,536	574,786,887	581,084,453	581,084,453
Share-based awards	3,516,370	15,647,020	—	—
Denominator used in computing net income/(loss) per share — diluted	577,037,906	590,433,907	581,084,453	581,084,453
Net income/(loss) per Class A and Class B ordinary share — diluted	0.14	0.06	(0.11)	(0.02)
Net income/(loss) per ADS (1 ADS represents 8 Class A ordinary shares):
Denominator used in computing net income/(loss) per ADS — basic	71,690,192	71,848,361	72,635,557	72,635,557
Denominator used in computing net income/(loss) per ADS — diluted	72,129,738	73,804,238	72,635,557	72,635,557
Net income/(loss) per ADS — basic	1.12	0.52	(0.87)	(0.13)
Net income/(loss) per ADS — diluted	1.12	0.51	(0.87)	(0.13)